UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Unified Series Trust
(Exact Name of Registrant as Specified In Charter)
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (317) 917-7000
Brian L. Blomquist
President
2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46208
(Name and Address of Agent for Service)
Copies to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295
It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 169 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on March 17, 2011.

UNIFIED SERIES TRUST
By:	/s/ Brian L. Blomquist
Brian L. Blomquist, President

Attest:

By:	/s/ Christopher E. Kashmerick ****
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ Brian L. Blomquist Brian L. Blomquist	President	March 17, 2011

/s/ Christopher E. Kashmerick **** Christopher E. Kashmerick	Treasurer and CFO	March 17, 2011

/s/ Daniel Condon * Daniel Condon	Trustee	March 17, 2011

/s/ Gary E. Hippenstiel * Gary E. Hippenstiel	Trustee	March 17, 2011

/s/ Stephen Little * Stephen Little	Trustee	March 17, 2011

/s/ Ronald Tritschler * Ronald Tritschler	Trustee	March 17, 2011

/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	March 17, 2011

Kenneth Grant *** Kenneth Grant	Trustee	March 17, 2011

* /**/***/****	/s/ Carol Highsmith Carol Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.

***	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

****	Signed pursuant to a Power of Attorney dated November 23, 2009 and filed with Registrant’s registration statement on Form N-1A on December 1, 2009 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase